Taxes (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(1.20%)	(13.60%)
Change in valuation allowance	(0.10%)	(4.70%)
Permanent difference	(24.20%)	(16.10%)
Others	0.50%	9.20%
Effective tax rate	(0.00%)	(0.20%)